Submission	Jan. 16, 2026
Submission [Line Items]
Central Index Key	0001937891
Registrant Name	AMC Robotics Corporation
Registration File Number	333-292488
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A